UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 7/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2011 (Unaudited)

DWS Ultra Short Duration Fund

	Principal Amount ($)	Value ($)

Corporate Bonds 37.6%
Consumer Discretionary 3.3%
AutoZone, Inc., 5.75%, 1/15/2015	540,000	607,560
Comcast Corp., 4.95%, 6/15/2016	600,000	670,215
DISH DBS Corp., 7.125%, 2/1/2016	1,400,000	1,494,500
Fortune Brands, Inc., 6.375%, 6/15/2014	675,000	753,316
Hyundai Motor Manufacturing Czech sro, 144A, 4.5%, 4/15/2015	310,000	328,524
JC Penney Corp., Inc., 9.0%, 8/1/2012	500,000	535,000
Kia Motors Corp., 144A, 3.625%, 6/14/2016	600,000	609,003
News America, Inc., 7.6%, 10/11/2015	500,000	577,338
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015	1,200,000	1,338,000
Wyndham Worldwide Corp., 6.0%, 12/1/2016	320,000	347,411

		7,260,867
Consumer Staples 0.2%
Wm. Wrigley Jr. Co., 144A, 3.7%, 6/30/2014	475,000	496,326
Energy 3.1%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	500,000	576,433
Forest Oil Corp., 8.5%, 2/15/2014	1,400,000	1,522,500
Hess Corp., 7.0%, 2/15/2014	230,000	263,000
KazMunayGaz National Co., 144A, 11.75%, 1/23/2015	500,000	624,400
Kinder Morgan Energy Partners LP, 5.625%, 2/15/2015	300,000	338,692
Noble Holding International Ltd., 3.45%, 8/1/2015	300,000	316,762
Petroleos Mexicanos, 4.875%, 3/15/2015	540,000	585,900
Quicksilver Resources, Inc., 8.25%, 8/1/2015	1,400,000	1,484,000
Transocean, Inc., 4.95%, 11/15/2015	510,000	560,698
Valero Energy Corp., 4.5%, 2/1/2015	470,000	510,495

		6,782,880
Financials 21.4%
Abbey National Treasury Services PLC, 144A, 3.875%, 11/10/2014	995,000	1,014,103
AEGON NV, 4.625%, 12/1/2015	1,120,000	1,192,466
AIG-FP Matched Funding, Series 2005-28, 4.43%, 3/4/2015	160,000	157,600
Akbank TAS, 144A, 5.125%, 7/22/2015	500,000	498,750
Alfa MTN Issuance Ltd., 8.0%, 3/18/2015	1,000,000	1,062,500
Ally Financial, Inc., 8.3%, 2/12/2015	1,400,000	1,533,000
Alrosa Finance SA, 144A, 8.875%, 11/17/2014	1,000,000	1,145,000
American Express Credit Corp., Series D, 5.125%, 8/25/2014	540,000	592,728
Anglo American Capital PLC, 144A, 9.375%, 4/8/2014	520,000	623,516
ANZ National International Ltd., 144A, 3.125%, 8/10/2015	525,000	534,601
Banco Votorantim SA, 144A, 5.25%, 2/11/2016	500,000	513,750
Bank of America Corp., Series L, 1.673% *, 1/30/2014	500,000	499,026
Barclays Bank PLC:
144A, 2.5%, 9/21/2015	560,000	562,329
Series 1, 5.0%, 9/22/2016	250,000	269,943
6.267% *, 11/10/2025	130,000	125,450
BBVA Bancomer SA, 144A, 4.5%, 3/10/2016	590,000	602,537
BBVA US Senior SAU, 3.25%, 5/16/2014	1,200,000	1,181,729
BNP Paribas:
3.6%, 2/23/2016	500,000	508,023
144A, 4.8%, 6/24/2015	500,000	506,382
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016	1,400,000	1,512,000
Capital One Financial Corp.:
3.15%, 7/15/2016	615,000	617,296
7.375%, 5/23/2014	540,000	614,019
Citigroup, Inc.:
4.75%, 5/19/2015	269,000	288,571
6.375%, 8/12/2014	800,000	890,760
CNA Financial Corp., 6.5%, 8/15/2016	540,000	613,680
Credit Agricole SA, 144A, 3.5%, 4/13/2015	470,000	472,610
Daimler Finance North America LLC, 6.5%, 11/15/2013	800,000	888,911
Duke Realty LP, (REIT), 7.375%, 2/15/2015	140,000	160,955
E*TRADE Financial Corp., 7.875%, 12/1/2015	1,000,000	1,022,500
Export-Import Bank of Korea, 4.125%, 9/9/2015	357,000	376,782
FUEL Trust, 144A, 3.984%, 6/15/2016	1,000,000	1,009,027
General Electric Capital Corp.:
3.5%, 6/29/2015	500,000	528,267
5.0%, 5/15/2016	400,000	427,923
GTP Acquisition Partners I LLC, "C", 144A, 4.347%, 6/15/2016	295,000	300,967
Hartford Financial Services Group, Inc., 4.0%, 3/30/2015	440,000	457,323
Health Care REIT, Inc., (REIT), 3.625%, 3/15/2016	425,000	434,371
Hospitality Properties Trust, (REIT), 7.875%, 8/15/2014	520,000	589,735
Host Hotels & Resorts LP, (REIT), 6.875%, 11/1/2014	400,000	410,500
Hyundai Capital Services, Inc., 144A, 6.0%, 5/5/2015	500,000	554,092
Iberdrola Finance Ireland Ltd., 144A, 3.8%, 9/11/2014	320,000	326,100
ING Bank NV, 144A, 1.297% *, 3/15/2013	1,000,000	1,000,064
Intesa Sanpaolo SpA:
144A, 2.658% *, 2/24/2014	350,000	344,028
144A, 3.625%, 8/12/2015	1,000,000	959,636
KeyCorp, Series H, 6.5%, 5/14/2013	335,000	363,173
Lincoln National Corp., 4.3%, 6/15/2015	335,000	356,983
Lloyds TSB Bank PLC, 144A, 4.375%, 1/12/2015	690,000	706,747
Lukoil International Finance BV, 144A, 6.375%, 11/5/2014	500,000	548,150
Merrill Lynch & Co., Inc., Series B, 5.3%, 9/30/2015	600,000	646,292
Morgan Stanley:
2.875%, 7/28/2014	625,000	629,727
3.8%, 4/29/2016	380,000	382,641
6.0%, 5/13/2014	320,000	348,780
National Agricultural Cooperative Federation, 144A, 4.25%, 1/28/2016	280,000	291,386
Nomura Holdings, Inc., 5.0%, 3/4/2015	155,000	164,875
PC Financial Partnership, 5.0%, 11/15/2014	800,000	880,703
Principal Financial Group, Inc., 7.875%, 5/15/2014	770,000	892,980
Prudential Financial, Inc., 6.2%, 1/15/2015	230,000	259,190
RCI Banque SA, 144A, 4.6%, 4/12/2016	560,000	583,508
Rio Tinto Finance (USA) Ltd., 8.95%, 5/1/2014	1,240,000	1,495,640
Royal Bank of Canada, 144A, 3.125%, 4/14/2015	620,000	654,008
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014	870,000	913,451
Santander US Debt SA Unipersonal:
144A, 2.485%, 1/18/2013	770,000	756,252
144A, 3.724%, 1/20/2015	400,000	386,399
Shinhan Bank, 144A, 4.125%, 10/4/2016	500,000	516,573
Societe Generale, 144A, 3.1%, 9/14/2015	905,000	902,279
Standard Chartered PLC, 144A, 3.85%, 4/27/2015	135,000	141,513
Sumitomo Mitsui Banking Corp., 144A, 2.9%, 7/22/2016	620,000	624,634
SunTrust Banks, Inc., 3.6%, 4/15/2016	325,000	333,503
Telecom Italia Capital SA:
4.95%, 9/30/2014	195,000	196,403
5.25%, 11/15/2013	400,000	406,812
6.175%, 6/18/2014	510,000	531,368
The Goldman Sachs Group, Inc.:
3.7%, 8/1/2015	185,000	190,488
5.125%, 1/15/2015	470,000	508,460
6.0%, 5/1/2014	230,000	252,692
TNK-BP Finance SA, 144A, 6.25%, 2/2/2015	1,000,000	1,095,000
Ventas Realty LP, (REIT), 3.125%, 11/30/2015	195,000	198,453
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016	1,000,000	1,125,000
Wells Fargo & Co., 3.625%, 4/15/2015	340,000	358,631
Woori Bank, 144A, 4.5%, 10/7/2015	805,000	845,330

		47,411,574
Health Care 0.4%
Genzyme Corp., 3.625%, 6/15/2015	310,000	332,368
Life Technologies Corp., 4.4%, 3/1/2015	150,000	161,142
Watson Pharmaceuticals, Inc., 5.0%, 8/15/2014	390,000	425,712

		919,222
Industrials 1.7%
ARAMARK Corp., 8.5%, 2/1/2015	1,400,000	1,456,000
BAE Systems Holdings, Inc., 144A, 4.95%, 6/1/2014	385,000	415,560
Burlington Northern Santa Fe LLC, 7.0%, 2/1/2014	1,250,000	1,425,980
Ingersoll-Rand Global Holding Co., Ltd., 9.5%, 4/15/2014	269,000	323,477

		3,621,017
Information Technology 0.7%
Motorola Solutions, Inc., 5.375%, 11/15/2012	400,000	420,650
Xerox Corp., 6.4%, 3/15/2016	1,000,000	1,162,476

		1,583,126
Materials 1.1%
Airgas, Inc., 2.95%, 6/15/2016	200,000	203,744
Dow Chemical Co.:
2.5%, 2/15/2016	250,000	252,269
5.9%, 2/15/2015	930,000	1,059,684
Eastman Chemical Co., 3.0%, 12/15/2015	420,000	432,864
Hyundai Steel Co., 144A, 4.625%, 4/21/2016	500,000	523,580

		2,472,141
Telecommunication Services 3.8%
America Movil SAB de CV, 3.625%, 3/30/2015	300,000	319,537
American Tower Corp., 4.625%, 4/1/2015	350,000	376,008
CC Holdings GS V, LLC, 144A, 7.75%, 5/1/2017	190,000	207,812
Crown Castle Towers LLC, 144A, 3.214%, 8/15/2015	360,000	370,722
Digicel Ltd., 144A, 12.0%, 4/1/2014	1,400,000	1,617,000
Frontier Communications Corp., 6.625%, 3/15/2015	1,400,000	1,466,500
Nextel Communications, Inc., Series C, 5.95%, 3/15/2014	1,400,000	1,404,375
Qwest Corp., 7.5%, 10/1/2014	840,000	949,200
Telefonica Emisiones SAU, 6.421%, 6/20/2016	1,620,000	1,778,092

		8,489,246
Utilities 1.9%
Ameren Corp., 8.875%, 5/15/2014	202,000	235,215
Centrais Eletricas Brasileiras SA, 144A, 7.75%, 11/30/2015	500,000	586,250
DTE Energy Co., 7.625%, 5/15/2014	290,000	337,801
FirstEnergy Solutions Corp., 4.8%, 2/15/2015	410,000	446,220
Korea Electric Power Corp., 144A, 3.0%, 10/5/2015	600,000	602,609
Korea Hydro & Nuclear Power Co., Ltd., 144A, 3.125%, 9/16/2015	215,000	216,961
Majapahit Holding BV, 144A, 7.75%, 10/17/2016	500,000	591,250
Ras Laffan Liquefied Natural Gas Co., Ltd. III, 144A, 5.5%, 9/30/2014	1,000,000	1,101,250

		4,117,556

Total Corporate Bonds (Cost $80,336,710)		83,153,955
Mortgage-Backed Securities Pass-Throughs 1.1%
Federal Home Loan Mortgage Corp., 7.0%, 3/1/2013	2,450	2,515
Federal National Mortgage Association:
4.5%, 4/1/2023	413,596	440,948
5.165% *, 9/1/2038	587,628	620,425
7.0%, 4/1/2038	159,669	181,037
Government National Mortgage Association:
6.5%, with various maturities from 8/20/2034 until 2/20/2039	1,000,177	1,116,045
7.0%, with various maturities from 6/20/2038 until 10/20/2038	58,511	66,842

Total Mortgage-Backed Securities Pass-Throughs (Cost $2,295,721)		2,427,812
Asset-Backed 1.4%
Automobile Receivables 0.6%
Americredit Automobile Receivables Trust, "D", Series 2011-1, 4.26%, 2/8/2017	1,000,000	1,022,503
CPS Auto Trust, "A4", Series 2007-B, 144A, 5.6%, 1/15/2014	274,016	277,719

		1,300,222
Credit Card Receivables 0.3%
Citibank Omni Master Trust:
"A17", Series 2009-A17, 144A, 4.9%, 11/15/2018	294,000	321,503
"A13", Series 2009-A13, 144A, 5.35%, 8/15/2018	326,000	359,325

		680,828
Home Equity Loans 0.5%
Credit-Based Asset Servicing and Securitization LLC, "A2A", Series 2007-CB2, 5.89% *, 2/25/2037	115,522	112,940
Household Home Equity Loan Trust, "A2F", Series 2006-4, 5.32%, 3/20/2036	35,480	35,414
PennyMac Loan Trust, "A", Series 2010-NPL1, 144A, 4.25% *, 5/25/2050	143,063	142,744
Renaissance Home Equity Loan Trust:
"AF3", Series 2005-2, 4.499%, 8/25/2035	174,247	172,860
"AF1", Series 2006-4, 5.545%, 1/25/2037	65,614	64,574
"AF2", Series 2006-3, 5.58%, 11/25/2036	351,201	227,343
"AF1", Series 2007-2, 5.893%, 6/25/2037	361,617	234,051
Southern Pacific Secured Assets Corp., "A8", Series 1998-2, 6.37%, 7/25/2029	25,999	20,335
Structured Asset Securities Corp., "1A2B", Series 2005-7XS, 5.27%, 4/25/2035	55,286	55,362

		1,065,623

Total Asset-Backed (Cost $3,296,288)		3,046,673
Commercial Mortgage-Backed Securities 7.2%
Banc of America Commercial Mortgage, Inc., "AM", Series 2006-3, 6.077% *, 7/10/2044	625,000	618,009
Bear Stearns Commercial Mortgage Securities:
"A1", Series 2002-TOP8, 4.06%, 8/15/2038	95,831	95,949
"A3", Series 2005-PWR7, 5.116%, 2/11/2041	710,000	766,755
"A4", Series 2005-PW10, 5.405%, 12/11/2040	1,000,000	1,097,436
CS First Boston Mortgage Securities Corp.:
"A6", Series 2004-C4, 4.691%, 10/15/2039	620,000	659,679
"A4", Series 2005-C1, 5.014%, 2/15/2038	620,000	670,831
"H", Series 2002-CKP1, 144A, 7.178% *, 12/15/2035	350,000	351,088
GE Capital Commercial Mortgage Corp., "A4", Series 2004-C3, 5.189%, 7/10/2039	650,000	697,326
Greenwich Capital Commercial Funding Corp.:
"A2", Series 2005-GG5, 5.117%, 4/10/2037	660,848	665,307
"A2", Series 2007-GG9, 5.381%, 3/10/2039	1,333,340	1,348,661
"AAB", Series 2007-GG9, 5.441%, 3/10/2039	400,000	424,257
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A2", Series 2005-LDP1, 4.625%, 3/15/2046	106,514	107,964
"A4B", Series 2005-LDP3, 4.996%, 8/15/2042	700,000	725,638
"AM", Series 2005-LDP4, 4.999%, 10/15/2042	657,500	673,950
"A4", Series 2006-CB14, 5.481%, 12/12/2044	620,000	671,377
"AM", Series 2006-CB16, 5.593%, 5/12/2045	500,000	497,298
"A4", Series 2006-LDP7, 5.88% *, 4/15/2045	620,000	691,395
LB-UBS Commercial Mortgage Trust:
"A2", Series 2003-C7, 4.064%, 9/15/2027	203,110	203,193
"A3", Series 2002-C4, 4.071%, 9/15/2026	114,331	115,371
"A4", Series 2005-C5, 4.954%, 9/15/2030	720,000	780,086
"AM", Series 2005-C5, 5.017%, 9/15/2040	620,000	644,063
Merrill Lynch Mortgage Trust, "A5", Series 2004-BPC1, 4.855%, 10/12/2041	620,000	664,274
Morgan Stanley Capital I:
"A4B", Series 2005-IQ10, 5.284%, 9/15/2042	620,000	636,800
"A2", Series 2007-HQ11, 5.359%, 2/12/2044	881,111	889,831
Wachovia Bank Commercial Mortgage Trust:
"A2", Series 2005-C17, 4.782%, 3/15/2042	601,835	602,617
"A4", Series 2005-C22, 5.269% *, 12/15/2044	620,000	678,717

Total Commercial Mortgage-Backed Securities (Cost $15,708,916)		15,977,872
Collateralized Mortgage Obligations 6.6%
American Home Mortgage Assets, "A5", Series 2007-4, 0.377% *, 8/25/2037	287,716	281,018
Banc of America Mortgage Securities, Inc.:
"1A10", Series 2005-4, 5.25%, 5/25/2035	21,374	21,310
"1A1", Series 2005-11, 5.75%, 12/25/2035	780,522	781,497
Citicorp Mortgage Securities, Inc.:
"1A6", Series 2004-6, 5.5%, 9/25/2034	200,000	204,246
"1A1", Series 2005-7, 5.5%, 10/25/2035	178,892	177,767
"1A2", Series 2006-5, 6.0%, 10/25/2036	136,773	134,987
Countrywide Alternative Loan Trust:
"2A1", Series 2004-28CB, 5.0%, 1/25/2035	8,329	8,322
"3A3", Series 2005-20CB, 5.5%, 7/25/2035	100,465	98,874
"A4", Series 2002-11, 6.25%, 10/25/2032	4,281	4,346
Countrywide Home Loans, "5A1", Series 2005-HY10, 5.321% *, 2/20/2036	523,986	371,960
Credit Suisse Mortgage Capital Certificates, "A1", Series 2011-7R, 144A, 1.437% *, 8/28/2047	1,899,766	1,871,700
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.737% *, 2/25/2048	198,782	198,641
Federal Home Loan Mortgage Corp.:
"DA", Series 3598, 2.75%, 11/15/2014	474,992	479,691
"DI", Series 3710, Interest Only, 4.0%, 1/15/2024	4,570,822	482,619
"NI", Series 3796, Interest Only, 4.0%, 2/15/2025	4,437,257	502,132
"MI", Series 3826, Interest Only, 4.5%, 7/15/2018	4,646,555	436,325
"QP", Series 3149, 5.0%, 10/15/2031	291,854	294,289
"PI", Series 3561, Interest Only, 5.0%, 12/15/2031	1,831,534	97,827
"AB", Series 3197, 5.5%, 8/15/2013	106,615	106,852
"PA", Series 3283, 5.5%, 7/15/2036	532,535	567,004
"LA", Series 1343, 8.0%, 8/15/2022	131,601	155,693
"PK", Series 1751, 8.0%, 9/15/2024	441,346	526,713
Federal National Mortgage Association:
"CI", Series 2010-112, Interest Only, 4.0%, 12/25/2023	3,648,376	301,912
"EI", Series 2010-41, Interest Only, 4.0%, 3/25/2024	2,706,964	211,898
"AI", Series 2011-24, Interest Only, 4.5%, 8/25/2024	1,323,365	104,008
"27", Series 351, Interest Only, 5.0%, 4/1/2019	972,376	116,433
"SA", Series 2003-30, Interest Only, 7.463% **, 10/25/2017	1,908,278	102,800
Government National Mortgage Association:
"CI", Series 2009-29, Interest Only, 4.5%, 4/20/2034	848,605	83,366
"IM", Series 2010-23, Interest Only, 4.5%, 2/20/2038	717,583	110,382
"YI", Series 2009-118, Interest Only, 4.5%, 5/20/2038	2,830,242	531,753
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	2,728,139	521,813
GSR Mortgage Loan Trust, "2A2", Series 2006-AR1, 2.803% *, 1/25/2036	206,805	197,103
JPMorgan Mortgage Trust, "3A2", Series 2005-A5, 5.368% *, 8/25/2035	198,230	196,199
Lehman Mortgage Trust, "2A2", Series 2006-2, 5.75%, 4/25/2036	322,638	320,889
MLCC Mortgage Investors, Inc., "1A", Series 2004-1, 2.261% *, 12/25/2034	135,362	119,065
Residential Accredit Loans, Inc.:
"NB4", Series 2003-QS19, 4.75%, 10/25/2033	308,799	315,847
"A6", Series 2002-QS19, 5.125%, 12/25/2032	199,493	204,261
Residential Asset Mortgage Products, Inc., "A4", Series 2004-SL4, 7.0%, 7/25/2032	416,987	437,996
Thornburg Mortgage Securities Trust, "4A3", Series 2007-3, 0.397% *, 6/25/2047	531,417	522,492
Vericrest Opportunity Loan Transferee, "A1", Series 2011-NL1A, 144A, 5.926%, 12/26/2050	500,000	500,000
Washington Mutual Mortgage Pass-Through Certificates Trust, "A5", Series 2005-AR5, 2.573% *, 5/25/2035	1,000,000	890,157
Waterfall Victoria Mortgage Trust, "A", Series 2010-1, 144A, 5.0%, 10/20/2056	301,074	298,126
Wells Fargo Mortgage Backed Securities Trust:
"1A1", Series 2005-9, 4.75%, 10/25/2035	69,422	69,551
"2A6", Series 2005-11, 5.5%, 11/25/2035	701,082	699,295

Total Collateralized Mortgage Obligations (Cost $14,751,791)		14,659,159
Government & Agency Obligations 18.7%
Other Government Related (a) 2.2%
BRFkredit AS, 144A, 2.05%, 4/15/2013	890,000	910,052
Dexia Credit Local, 144A, 2.75%, 1/10/2014	500,000	513,648
Eksportfinans ASA, 3.0%, 11/17/2014	500,000	528,103
Governor & Co. of the Bank of Ireland, 144A, 2.75%, 3/2/2012	680,000	639,193
International Bank for Reconstruction & Development, 5.25%, 4/9/2025	370,000	365,190
Korea National Oil Corp., 144A, 5.375%, 7/30/2014	1,000,000	1,082,225
Qatari Diar Finance QSC, 144A, 3.5%, 7/21/2015	880,000	918,504

		4,956,915
Sovereign Bonds 2.9%
Kommunalbanken AS, 144A, 2.75%, 5/5/2015	520,000	547,394
Korea Housing Finance Corp., 144A, 4.125%, 12/15/2015	620,000	651,235
MDC-GMTN BV, 144A, 3.75%, 4/20/2016	1,000,000	1,037,579
Republic of Italy, 2.125%, 10/5/2012	500,000	498,977
Republic of Lithuania, 144A, 6.75%, 1/15/2015	1,000,000	1,103,750
Republic of Poland, 3.875%, 7/16/2015	440,000	457,600
Republic of Venezuela, 8.5%, 10/8/2014	500,000	467,500
Russian Foreign Bond, 144A, 3.625%, 4/29/2015	1,000,000	1,030,000
Ukraine Government, 144A, 6.875%, 9/23/2015	500,000	521,250

		6,315,285
US Treasury Obligations 13.6%
US Treasury Bill, 0.1% ***, 9/15/2011 (b)	71,000	70,992
US Treasury Notes:
0.5%, 11/30/2012	1,000,000	1,002,695
0.5%, 11/15/2013	1,000,000	1,002,500
0.875%, 2/29/2012	6,900,000	6,925,323
1.0%, 1/15/2014	1,115,000	1,130,767
1.125%, 1/15/2012	10,000,000	10,041,410
1.25%, 8/31/2015	1,500,000	1,516,875
1.25%, 9/30/2015	390,000	393,717
1.75%, 8/15/2012	5,000,000	5,075,390
1.875%, 6/30/2015	775,000	804,123
2.125%, 12/31/2015	600,000	626,250
2.5%, 3/31/2015	1,300,000	1,380,444
4.25%, 8/15/2013	100,000	107,875

		30,078,361

Total Government & Agency Obligations (Cost $41,028,977)		41,350,561
Loan Participations and Assignments 17.1%
Senior Loans* 14.6%
Academy Ltd., Term Loan, 6.0%, 8/3/2018	1,000,000	1,000,470
Advantage Sales & Marketing, Inc., Second Lien Term Loan, 9.25%, 6/18/2018	1,000,000	1,015,420
Alkermes, Inc., Term Loan B, LIBOR plus 5.25%, 7/7/2017	1,000,000	1,004,375
API Technologies Corp., Term Loan B, 8.5%, 6/16/2016	1,000,000	985,000
Aspect Software, Inc., Term Loan B, 6.25%, 4/19/2016	997,475	999,141
Asurion Corp., First Lien Term Loan, 5.5%, 5/24/2018	1,000,000	991,945
AWAS Finance Luxembourg SARL, Term Loan B, 5.25%, 6/10/2016	500,000	500,520
Bass Pro Group LLC, Term Loan, 5.25%, 6/23/2017	1,000,000	994,685
Chrysler Group LLC, Term Loan, 6.0%, 5/24/2017	1,000,000	975,005
CIT Group, Inc., Term Loan 3, 6.25%, 8/11/2015	833,333	836,758
Clear Channel Communications, Inc., Term Loan B, 3.836%, 1/28/2016	500,000	416,478
ClientLogic Corp., Term Loan, 6.996%, 1/30/2017	1,000,000	1,000,000
CNO Financial Group, Inc., Term Loan B, 6.25%, 9/30/2016	950,099	957,224
Crown Media Holdings, Inc., Term loan B, 5.75%, 7/14/2018	500,000	497,812
Cumulus Media, Inc., Term Loan, 6.75%, 8/30/2018	1,000,000	996,385
DG FastChannel, Inc., Term Loan B, 5.75%, 8/3/2018	1,000,000	992,915
Evergreen Tank Solutions, Inc., Second Lien Term Loan, 4.017%, 4/4/2014	500,000	470,415
Exopack LLC, Term Loan, 6.5%, 5/26/2017	1,000,000	998,005
First Data Corp., Term Loan B, 4.187%, 3/23/2018	500,000	458,312
Frac Tech International LLC, Term Loan B, 6.25%, 5/6/2016	250,000	250,035
Gymboree Corp., Term Loan, 5.0%, 2/23/2018	997,494	972,023
Hercules Offshore LLC, Term Loan B, 7.5%, 7/11/2013	1,000,000	1,000,535
IMG Worldwide, Inc., Term Loan B, 5.5%, 6/16/2016	1,000,000	998,750
iPayment, Inc., Term Loan B, 5.75%, 5/8/2017	485,274	486,400
Istar Financial, Inc., Term Loan A1, 5.0%, 6/28/2013	797,494	788,953
Merrill Communications LLC, Term Loan, 7.5%, 12/24/2012	500,000	500,625
Mobilitie Investments II LLC, Term Loan B, 5.5%, 6/15/2017	1,000,000	1,001,250
Neiman Marcus Group, Inc., Term Loan, 4.75%, 5/16/2018	1,000,000	987,060
Reynolds Group Holdings, Inc., Term Loan E, 4.25%, 2/9/2018	997,500	991,006
San Juan Cable Holdings LLC, Term Loan B, 6.0%, 6/9/2017	500,000	500,000
Securus Technologies, Inc., Term Loan, 6.25%, 5/31/2017	500,000	499,845
Springs Windows Fashions LLC, Term Loan B, 6.0%, 5/31/2017	500,000	494,842
Star West Generation LLC, Term Loan B, 6.0%, 5/14/2018	1,000,000	993,755
SymphonyIRI Group, Inc., Term Loan B, 5.0%, 12/1/2017	750,000	751,564
Terex Corp., Term Loan B, 5.5%, 7/28/2017	1,000,000	1,004,170
Terra-Gen Power LLC, Term Loan B, 6.5%, 6/20/2018	1,000,000	990,000
Toys "R" Us-Delaware, Inc., Term Loan, 6.0%, 9/1/2016	1,000,000	1,002,775
US Foodservice, Inc., Term Loan B, 5.75%, 3/31/2017	498,750	492,930
Western Refining, Inc., Term Loan B, 7.5%, 3/15/2017	997,500	1,008,722
Wm. Bolthouse Farms, Inc., Second Lien Term Loan, 9.5%, 8/11/2016	500,000	507,605

		32,313,710
Sovereign Loans 2.5%
Bank of Moscow, 144A, 6.699%, 3/11/2015	620,000	652,550
Gazprom, 144A, 8.125%, 7/31/2014	1,040,000	1,186,952
Russian Agricultural Bank OJSC:
144A, 7.125%, 1/14/2014	240,000	260,400
Series 1, 144A, 7.175%, 5/16/2013	381,000	408,623
Sberbank of Russia, 5.499%, 7/7/2015	1,000,000	1,055,950
Severstal JSC, 144A, 6.25%, 7/26/2016	1,000,000	1,008,189
Vimpel Communications, 144A, 6.493%, 2/2/2016	1,000,000	1,035,500

		5,608,164

Total Loan Participations and Assignments (Cost $37,787,616)		37,921,874
Municipal Bonds and Notes 1.2%
California, State General Obligation, Series 3, 5.65%, 4/1/2039 (c)	240,000	255,804
Georgia, State General Obligation, Series E-2, 4.0%, 9/1/2013	260,000	279,552
Illinois, State General Obligation, 3.321%, 1/1/2013 (c)	390,000	400,066
Massachusetts, State School Building Authority Sale Tax Revenue, Series A, 4.0%, 5/15/2014	200,000	218,716
New Jersey, Economic Development Authority Revenue, School Facilities, Series F, Prerefunded 6/15/2013 @ 100, 5.25%, 6/15/2022, INS: FGIC	125,000	136,500
New York, State Local Government Assistance Corp., Series A, 5.0%, 4/1/2014	255,000	284,733
New York, Tobacco Settlement Financing Corp., Series B, 5.0%, 6/1/2014	125,000	138,014
Sumner County, TN, General Obligation, 5.0%, 6/1/2014	215,000	241,178
Texas, State Public Finance Authority Revenue, Series A, 5.0%, 7/1/2014	135,000	151,866
Virginia, State Public School Financing Authority, 1997 Resolution, Series B, 5.0%, 8/1/2014	170,000	192,318
Washington, Motor Vehicle Fuel Tax, Series B-1, 4.0%, 8/1/2014 (d)	250,000	274,910
Washington, University Revenues, Series A, 5.0%, 4/1/2014	180,000	200,912

Total Municipal Bonds and Notes (Cost $2,744,580)		2,774,569

	Shares	Value ($)
Cash Equivalents 9.5%
Central Cash Management Fund, 0.12% (e) (Cost $20,956,699)	20,956,699	20,956,699

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $218,907,298) †	100.4	222,269,174
Other Assets and Liabilities, Net	(0.4)	(952,512)
Net Assets	100.0	221,316,662

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of July 31, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	These securities are shown at their current rate as of July 31, 2011.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $218,907,298.  At July 31, 2011, net unrealized appreciation for all securities based on tax cost was $3,361,876.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,522,615 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,160,739.

(a)	Government-backed debt issued by financial companies or government sponsored enterprises.
(b)	At July 31, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Taxable issue.
(d)	When-issued security.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
INS: Insured
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At July 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

5 Year US Treasury Note	USD	9/30/2011	65	7,893,945	129,414

At July 31, 2011, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

2 Year US Treasury Note	USD	9/30/2011	30	6,597,656	(5,216)

Currency Abbreviations
USD	United States Dollar
At July 31, 2011, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (g)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (f)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

12/20/2010 3/20/2016	500,0001	1.0%	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017, BBB-	(5,320)	(215)	(5,105)
6/22/2009 9/20/2014	1,000,0002	5.0%	MetLife, Inc., 5.0%, 6/15/2015, A-	127,962	(15,948)	143,910
Total net unrealized appreciation					138,805

(f)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
(g)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

At July 31, 2011, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)
6/15/2012 6/15/2013	120,000,0003	Fixed — 0.85%	Floating — LIBOR	(191,408)	(11,228)	(180,180)
6/15/2012 6/15/2017	60,000,0001	Fixed — 2.6%	Floating — LIBOR	(1,051,666)	(51,545)	(1,000,121)
10/28/2010 10/28/2025	300,0001	Floating — LIBOR	Floating — 4.154%††	(11,863)	—	(11,863)
11/1/2010 11/1/2025	390,0004	Floating — LIBOR	Floating — 4.123%††	(16,627)	—	(16,627)
11/12/2010 11/12/2025	600,0001	Floating — LIBOR	Floating — 4.264%††	(11,305)	—	(11,305)
11/15/2010 11/15/2025	600,0004	Floating — LIBOR	Floating — 4.56%††	(21,763)	—	(21,763)
11/16/2010 11/16/2025	300,0001	Floating — LIBOR	Floating — 4.56%††	(3,169)	—	(3,169)
11/19/2010 11/19/2025	300,0004	Floating — LIBOR	Floating — 5.072%††	(9,304)	—	(9,304)
11/23/2010 11/23/2025	150,0001	Floating — LIBOR	Floating — 4.808%††	(776)	—	(776)
Total unrealized depreciation					(1,255,108)

†† These interest rate swaps are shown at their current rate as of July 31, 2011.
At July 31, 2011, open total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

4/26/2011 4/26/2012	2,400,0003	0.07%	BNP Paribas BPSTAR Enhanced Momentum Index	(25)	—	(25)
6/9/2010 6/1/2012	6,200,0005	0.45%	Citi Global Interest Rate Strategy Index	(51,015)	—	(51,015)
Total unrealized depreciation					(51,040)

Counterparties:
1	Morgan Stanley
2	JPMorgan Chase Securities, Inc.
3	BNP Paribas
4	Barclays Bank PLC
5	Citigroup, Inc.
LIBOR: London InterBank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Corporate Bonds	$—	$82,870,905	$283,050	$83,153,955
Mortgage-Backed Securities Pass-Throughs	—	2,427,812	—	2,427,812
Asset-Backed	—	3,046,673	—	3,046,673
Commercial Mortgage-Backed Securities	—	15,977,872	—	15,977,872
Collateralized Mortgage Obligations	—	14,159,159	500,000	14,659,159
Government & Agency Obligations	—	40,985,371	365,190	41,350,561
Loan Participations and Assignments	—	37,921,874	—	37,921,874
Municipal Bonds and Notes	—	2,774,569	—	2,774,569
Short-Term Investments	20,956,699	—	—	20,956,699
Derivatives(i)	129,414	143,910	—	273,324
Total	$21,086,113	$200,308,145	$1,148,240	$222,542,498
Liabilities
Derivatives(i)	$(5,216)	$(1,311,253)	$—	$(1,316,469)
Total	$(5,216)	$(1,311,253)	$—	$(1,316,469)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2011.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on futures contracts, credit default swap contracts, interest rate swap contracts and total return swap contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Government & Agency Obligations	Collateralized Mortgage Obligations	Total
Balance as of October 31, 2010	$786,550	$867,330	$—	$1,653,880
Realized gain (loss)	245	2,982	—	3,227
Change in unrealized appreciation (depreciation)	(4,246)	(5,151)	0	(9,397)
Amortization premium/discount	501	29	—	530
Net purchases (sales)	(500,000)	(500,000)	500,000	(500,000)
Transfers into Level 3	—	—	—	—
Transfers (out) of Level 3	—	—	—	—
Balance as of July 31, 2011	$283,050	$365,190	$500,000	$1,148,240
Net change in unrealized appreciation (depreciation) from investments still held at July 31, 2011	$(4,251)	$(4,440)	$0	$(8,691)

Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps
Credit Contracts	$—	$138,805
Interest Rate Contracts	$124,198	$(1,306,148)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Ultra-Short Duration Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 21, 2011